Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Shares [Member]	Dec. 31, 2012 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2012 Series D Preferred Shares [Member]	Dec. 13, 2012 Series D Preferred Shares [Member]
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	63,042,217
Preferred shares issued	17,305,000	14,200,000	200,000	14,000,000	14,000,000	3,105,000	3,105,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 393,478	$ 481,123
Short-term investments	36,100
Accounts receivable	9,573	6,837
Prepaid expenses	20,902	17,398
Gross investment in lease (note 5)	15,977	14,640
Total current assets	476,030	519,998
Vessels (note 6)	4,863,273	4,697,249
Deferred charges (note 7)	43,816	45,917
Gross investment in lease (note 5)	79,821	95,798
Goodwill (note 3)	75,321
Other assets (note 8)	71,561	88,754
Fair value of financial instruments (note 18(b))	41,031
Total assets	5,650,853	5,447,716
Current liabilities:
Accounts payable and accrued liabilities (note 15(a))	49,997	47,400
Current portion of deferred revenue (note 9)	25,111	23,257
Current portion of long-term debt (note 10)	66,656	81,482
Current portion of other long-term liabilities (note 11)	38,542	37,649
Total current liabilities	180,306	189,788
Deferred revenue (note 9)	7,903	12,503
Long-term debt (note 10)	3,024,288	2,914,247
Other long-term liabilities (note 11)	613,049	583,263
Fair value of financial instruments (note 18(b))	606,740	564,490
Share capital (note 12):
Common and Preferred Shares	804	838
Treasury shares	(312)
Additional paid in capital	1,859,068	1,860,979
Deficit	(594,153)	(622,406)
Accumulated other comprehensive loss	(46,840)	(55,986)
Total Shareholders' equity	1,218,567	1,183,425
Total liabilities and shareholders' equity	5,650,853	5,447,716
Commitments and contingent obligations (note 16)
Subsequent events (note 19)

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	65,000,000	65,000,000
Preferred shares, issued	17,305,000	14,200,000
Preferred shares, outstanding	17,305,000	14,200,000
Class A common shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	63,042,217	69,620,060
Common shares, outstanding	63,042,217	69,620,060
Class B common shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	25,000,000	25,000,000
Common shares, issued	0	0
Common shares, outstanding	0	0
Class C common shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	100	100
Common shares, issued	0	100
Common shares, outstanding	0	100

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 660,794	$ 565,610	$ 407,211
Operating expenses:
Ship operating (note 4)	138,655	135,696	108,098
Depreciation and amortization	165,541	140,354	101,026
General and administrative	24,617	16,818	9,612
Operating lease	3,145
(Gain) loss on vessels (notes 5 and 6)	(9,773)	16,237
Total operating expenses	322,185	309,105	218,736
Operating earnings	338,609	256,505	188,475
Other expenses (income):
Interest expense	71,996	50,849	28,801
Interest income	(1,190)	(854)	(60)
Undrawn credit facility fees	1,516	4,282	4,515
Amortization of deferred charges (note 7)	8,574	3,421	1,933
Change in fair value of financial instruments (note 18b)	135,998	281,027	241,033
Equity loss on investment (note 8(b))	259	1,180
Other expenses	151
Total Other expenses (income)	217,304	339,905	276,222
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Earnings (loss) per share (note 13):
Class A common share, basic	$ 0.84	$ (2.04)	$ (1.7)
Class A common share, diluted	$ 0.81	$ (2.04)	$ (1.7)

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Other comprehensive income:
Amounts reclassified to net earnings (loss) during the period relating to cash flow hedging instruments	9,146	12,175	13,086
Comprehensive income (loss)	$ 130,451	$ (71,225)	$ (74,661)

Consolidated Statements of Shareholders Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series B Preferred Shares [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Class A common shares [Member]	Class C common shares [Member]	Series A Preferred Shares [Member]	Series B Preferred Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Common shares [Member] USD ($)	Preferred shares [Member] USD ($)	Treasury shares USD ($)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Series B Preferred Shares [Member] USD ($)	Additional paid-in capital [Member] Series C Preferred Shares [Member] USD ($)	Deficit [Member] USD ($)	Deficit [Member] Series B Preferred Shares [Member] USD ($)	Deficit [Member] Series C Preferred Shares [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)
Balance at Dec. 31, 2009	$ 1,059,566									$ 677	$ 2		$ 1,489,936			$ (349,802)			$ (81,247)
Balance, shares at Dec. 31, 2009				67,734,811	100	200,000
Preferred shares issued	26,000										3		25,997
Preferred shares issued, shares							260,000
Fees and expenses in connection with issuance of preferred shares	(104)												(104)
Shares issued through dividend reinvestment program (note 12), shares				708,325
Shares issued through dividend reinvestment program (note 12)	7,700									7			7,693
Share-based compensation expense (note 14):
Restricted class A common shares and phantom share units issued	2,670									2			2,668
Restricted class A common shares and phantom share units issued, shares				158,104
Net earnings (loss)	(87,747)															(87,747)
Other comprehensive income	13,086																		13,086
Dividends on class A common shares	(30,658)															(30,658)
Dividends on preferred shares	(777)												632			(1,409)
Balance at Dec. 31, 2010	989,736									686	5		1,526,822			(469,616)			(68,161)
Balance, shares at Dec. 31, 2010				68,601,240	100	200,000	260,000
Redemption of Series B preferred shares (note 12)	(24,600)										(3)		(27,470)			2,873
Redemption of Series B preferred shares (note 12), shares							(260,000)
Preferred shares issued	350,000										140		349,860
Preferred shares issued, shares								14,000,000
Fees and expenses in connection with issuance of preferred shares	(9,750)												(9,750)
Shares issued through dividend reinvestment program (note 12), shares				975,620
Premium on issuance of Series C preferred Shares	4,289												4,289
Shares issued through dividend reinvestment program (note 12)	13,039									10			13,029
Share-based compensation expense (note 14):
Restricted class A common shares and phantom share units issued	2,528												2,528
Restricted class A common shares and phantom share units issued, shares				43,200
Net earnings (loss)	(83,400)															(83,400)
Other comprehensive income	12,175																		12,175
Dividends on class A common shares	(47,414)															(47,414)
Dividends on preferred shares		(972)	(22,206)											841			(1,813)	(22,206)
Amortization of Series C issuance costs															830			(830)
Balance at Dec. 31, 2011	1,183,425									696	142		1,860,979			(622,406)			(55,986)
Balance, shares at Dec. 31, 2011				69,620,060	100	200,000		14,000,000
Redemption of Series B preferred shares (note 12)		(24,600)
Preferred shares issued	77,625										31		77,594
Preferred shares issued, shares									3,105,000
Fees and expenses in connection with issuance of preferred shares	(2,929)												(2,929)
Shares issued through dividend reinvestment program (note 12), shares				474,249
Shares issued through dividend reinvestment program (note 12)	7,168									5			7,163
Share-based compensation expense (note 14):
Restricted class A common shares and phantom share units issued	4,028									3			4,025
Restricted class A common shares and phantom share units issued, shares				194,714
Other share-based compensation	839												839
Net earnings (loss)	121,305															121,305
Other comprehensive income	9,146																		9,146
Dividends on class A common shares	(58,940)															(58,940)
Shares repurchased, including related expenses	(172,812)									(114)			(172,698)
Shares repurchased, including related expenses, shares				(11,448,101)
Shares issued and retired on acquisition (note 3)	83,275									42			83,233
Shares issued and retired on acquisition (note 3), shares				4,220,728	(100)
Treasury shares, value	(313)									(1)		(312)
Treasury shares				(19,433)
Dividends on preferred shares	(33,250)															(33,250)
Amortization of Series C issuance costs															862			(862)
Balance at Dec. 31, 2012	$ 1,218,567									$ 631	$ 173	$ (312)	$ 1,859,068			$ (594,153)			$ (46,840)
Balance, shares at Dec. 31, 2012				63,042,217		200,000		14,000,000	3,105,000

Consolidated Statements of Shareholders Equity (Parenthetical) (Class A common shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A common shares [Member]
Dividend on common shares, per share	$ 0.9375	$ 0.6875	$ 0.45

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Items not involving cash:
Depreciation and amortization	165,541	140,354	101,026
Share-based compensation (note 14)	4,779	3,278	2,670
Amortization of deferred charges (note 7)	8,574	3,421	1,933
Amounts reclassified from other comprehensive loss to interest expense	8,310	11,670	12,797
Unrealized change in fair value of financial instruments	11,215	156,671	127,374
(Gain) loss on vessels	(9,773)	16,237
Equity loss on investment (note 8(b))	259	1,180
Changes in assets and liabilities:
Accounts receivable and prepaid expenses	26,639	(4,962)	(4,142)
Other assets and deferred charges	(5,846)	(11,860)	(8,622)
Accounts payable and accrued liabilities	(18,247)	13,225	7,489
Deferred revenue	(2,746)	6,328	909
Other long-term liabilities (note 11)	1,173	(12,278)	(100)
Cash from operating activities	311,183	239,864	153,587
Financing activities:
Preferred shares issued, net of issue costs (note 12)	74,700	344,539	25,896
Preferred shares redeemed, including costs (note 12)		(24,600)
Draws on credit facilities (note 10)	113,672	601,577	513,625
Repayment of credit facilities (note 10)	(44,569)	(2,619)
Other long-term liabilities (note 11)	(53,516)	(19,061)	21,250
Shares repurchased, including related expenses (note 12)	(172,812)
Financing fees (note 7)	(3,817)	(9,990)	(7,356)
Dividends on common shares	(51,772)	(34,375)	(22,958)
Dividends on preferred shares	(33,250)	(23,178)	(777)
Swaption premium payment	(10,000)
Cash from (used in) financing activities	(181,364)	832,293	529,680
Investing activities:
Expenditures for vessels	(209,599)	(621,947)	(715,640)
Short term investments	(35,737)
Cash acquired on acquisition of Seaspan Management Services Ltd. (note 3)	23,911
Restricted cash	5,000		(65,000)
Intangible assets	(1,039)	(1,342)	(1,808)
Investment in affiliate		(1,964)
Cash used in investing activities	(217,464)	(625,253)	(782,448)
Increase (decrease) in cash and cash equivalents	(87,645)	446,904	(99,181)
Cash and cash equivalents, beginning of year	481,123	34,219	133,400
Cash and cash equivalents, end of year	393,478	481,123	34,219
Supplementary information (note 15(b))

General	12 Months Ended
Dec. 31, 2012
General
1.	General:

Seaspan Corporation (the “Company”) was incorporated on May 3, 2005 in the Marshall Islands and owns and operates containerships pursuant to primarily long-term, fixed-rate time charters to major container liner companies.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
2.	Summary of significant accounting policies:

(a)	Basis of presentation:

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. The Company’s subsidiaries were formed to secure financing for the Company. As of December 31, 2012, the following subsidiaries, which are directly or indirectly wholly-owned, are counterparties to financing:

•	Seaspan Finance I Co. Ltd.;

•	Seaspan Containership 2181 Ltd.;

•	Seaspan Containership 2180 Ltd.;

•	Seaspan Containership 2177 Ltd.;

•	Seaspan Containership S452 Ltd.;

•	Seaspan 140 Ltd.;

•	Seaspan YZJ 983 Ltd.;

•	Seaspan YZJ 985 Ltd.; and

•	Seaspan YZJ 993 Ltd.

On January 27, 2012, the Company acquired Seaspan Management Services Limited (“the Manager”). See note 3 for a description of the acquisition. The following additional subsidiaries are being consolidated from the date of acquisition:

•	Seaspan Management Services Limited;

•	Seaspan Ship Management Ltd.;

•	Seaspan Crew Management Ltd.;

•	Seaspan Advisory Services Limited; and

•	Seaspan Crew Management India Private Limited.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 11.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings (loss) is included in earnings and added to or deducted from the cost of the investment.

All significant intercompany balances and transactions have been eliminated upon consolidation.

(c)	Foreign currency translation:

The functional and reporting currency is the United States dollar. Transactions incurred in other currencies are translated into United States dollars using the exchange rate at the time of the transaction. Monetary assets and liabilities as of the financial reporting date are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in earnings.

(d)	Cash equivalents:

Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.

(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the predecessor upon completion of the Company’s initial public offering were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is provided on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels are evaluated for impairment when events or circumstances indicate that their carrying values may not be recovered from future undiscounted cash flows. Such evaluations include comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. When the carrying value of the vessels exceeds the undiscounted estimated future cash flows, the vessels would be written down to their fair value.

(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

(g)	Goodwill and intangible assets:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill and indefinite-lived intangible assets are not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Intangible assets with finite lives are amortized over their useful lives. Intangible assets with finite lives are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

(h)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease facilities. Amortization of deferred financing fees on leases is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities.

(i)	Revenue recognition:

Revenue from time charter is recognized each day the vessel is on-hire and when collection is reasonably assured. Cash received in excess of earned revenue is recorded as deferred revenue.

For capital leases that are sales-type leases, the difference between the gross investment in lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease.

(j)	Derivative financial instruments:

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and swaptions to reduce the Company’s exposure to changing interest rates on its credit and lease facilities.

All of the Company’s derivatives are measured at their fair value at the end of each period. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

(k)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

(l)	Share-based compensation:

The Company has granted restricted shares, phantom share units and stock appreciation rights (“SARs”) to certain of its officers and directors as compensation. Compensation cost is measured at their grant date fair values. Under this method, restricted shares and phantom share units are measured based on the quoted market price of the Company’s Class A common shares at date of the grant, and SARs are measured at fair value using the Monte Carlo model. The fair value of each grant is recognized straight-line over the requisite service period.

(m)	Earnings per share:

The Company had multiple classes of common shares with different participation rights and applied the two-class method to compute basic earnings per share (“EPS”) until the acquisition and cancellation of those shares in January, 2012.

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted EPS is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company’s Series A preferred shares. Under this method, dividends applicable to the Series A preferred shares are added back to earnings attributable to common shareholders, and the Series A preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive. The dividends recorded in the financial statements that were applicable to the Series B preferred shares reduced the earnings available to common shareholders. The dividends applicable to the Series C and D preferred shares reduce the earnings available to common shareholders, even if not declared, since the dividends are cumulative.

(n)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel useful lives, expected salvage values and the recoverability of the carrying value of vessels which are subject to future market events, carrying value of goodwill and the fair value of interest rate derivative financial instruments and share-based awards. Actual results could differ from those estimates.

(o)	Comparative information:

Certain information has been reclassified to conform with the financial statement presentation adopted for the current year.

Acquisition of Seaspan Management Services Limited	12 Months Ended
Dec. 31, 2012
Acquisition of Seaspan Management Services Limited
3.	Acquisition of Seaspan Management Services Limited:

On January 27, 2012, the Company acquired 100 percent of the Manager, an affiliated privately owned company that has provided technical, administrative and strategic services to the Company. The Company’s acquisition of the Manager has increased its control over access to the fixed-rate services that the Manager provides to the Company on a long-term basis, and reduced certain conflicts between the Company and its directors who have interests in the Manager.

The aggregate purchase price was $106,518,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation (note 14)	1,160

Aggregate purchase price	$106,518

Under the Share Purchase Agreement, $7,500,000 or 586,212 shares of Class A common shares were deposited in escrow for settlement of potential indemnifiable damages. The escrowed shares were released January 30, 2013, the end of the escrow period.

The value of the Company’s Class A common shares issued was determined based on the closing market price of those common shares on January 26, 2012.

The contingent consideration arrangement requires the Company to pay the former owners of the Manager additional consideration of 39,081 of the Company’s Class A common shares for each of certain containerships ordered or acquired by the Company, Greater China Intermodal Investments LLC (the “Vehicle”) or Blue Water Commerce, LLC (collectively, the “Contingency Parties”) after December 12, 2011 and prior to August 15, 2014 and which are to be managed by the Manager or the Company. The fair value of the contingent consideration is based on the estimated containership orders and acquisitions of each of the Contingency Parties prior to August 15, 2014. No contingent shares are issuable at December 31, 2012.

For the year ended December 31, 2012, the Company incurred $1,184,000 of acquisition-related costs that have been included in general and administrative expense in the Company’s consolidated statements of operations.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed:

Cash and cash equivalents	$23,911
Current assets	34,892
Other assets	5,998
Capital assets	679
Goodwill	75,321

Total assets acquired	140,801

Debt assumed	5,000
Current liabilities	29,124
Other long-term liabilities	159

Net assets acquired	$106,518

The goodwill of $75,321,000 arising from the acquisition is attributable to the workforce of the acquired business and the synergies expected to arise after the Company’s acquisition of the Manager. Goodwill increased from our preliminary estimate of $66,662,000 due primarily to a revision in our estimate of contingent consideration from $9,953,000 to $18,437,000. All of the goodwill was assigned to Seaspan Corporation, which is the reporting unit management has determined the goodwill to be associated with. The goodwill is not expected to be deductible for tax purposes.

(a)	Pro forma information:

If the acquisition of the Manager had occurred as of January 1, 2011, the pro forma operating results would not be materially different from the pre-acquisition results reported by the Company.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
4.	Related party transactions:

Prior to the acquisition of the Manager on January 27, 2012, the ultimate beneficial owners of the Manager directly and indirectly owned common shares, or common shares and preferred shares, of the Company.

The Company had management agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

•

Technical Services - The Manager was responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee did not include certain extraordinary items, as defined in the management agreements.

•

Administrative and Strategic Services - The Manager provided administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company also reimbursed all reasonable expenses incurred by the Manager in providing these services to the Company.

The following are technical service fees that were charged under the management agreements in place up to the acquisition date:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 5).

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	2012(1)	2011	2010

Technical services	$9,700	$135,381	$108,046

Dry-dock activities included in technical services	421	5,855	4,673

Administrative and strategic services	5	72	72

Reimbursed expenses	305	4,074	3,087

Construction supervision	100	2,056	1,864

(1)	Relate to the 26 days prior to acquisition

The Company incurred the following costs with the Manager and parties related thereto:

	2012	2011	2010

Consulting services	$—	$84	$192

Arrangement fee	1,790	1,832	1,500

Technical service fees advance	—	2,947	—

Transaction fee	123	369	—

As at December 31, 2012, the Company had amounts due from related parties of $1,501,000 (December 31, 2011- nil) included in accounts receivables.

Gross investment in lease	12 Months Ended
Dec. 31, 2012
Gross investment in lease
5.	Gross investment in lease:

	2012	2011
Gross investment in lease	$95,798	$110,438
Current portion	(15,977)	(14,640)

	$79,821	$95,798

The Company entered into an agreement with MSC Mediterranean Shipping Company S.A. (“MSC”) to bareboat charter four 4800 TEU vessels for a five-year term, beginning from the vessel delivery dates that occurred in October and November 2011. At the end of each five-year lease term, MSC has agreed to purchase the vessels for $5,000,000 each. Each transaction is considered a sales type lease and accounted for as a disposition of vessels upon delivery of each vessel.

In 2011, the Company recorded gross proceeds of $112,808,000 as a gross investment in lease, $18,551,000 as deferred revenue, $822,000 as broker commissions and legal costs and removed the net book value of the vessels of $109,672,000, resulting in a total loss on vessels of $16,237,000.

Vessels	12 Months Ended
Dec. 31, 2012
Vessels
6.	Vessels:

December 31, 2012	Cost	Accumulated depreciation	Net book value
Vessels	$5,339,550	$553,582	$4,785,968
Vessels under construction	77,305	—	77,305

Vessels	$5,416,855	$553,582	$4,863,273

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

Vessels	$5,092,243	$394,994	$4,697,249

During the year, the Company capitalized interest costs of $2,983,000 (2011—$12,952,000; 2010—$27,871,000) to vessels under construction.

On June 1 2012, the $53,000,000 term loan credit facility with a U.S. bank matured upon expiration of the UASC Madinah time charter. On June 27, 2012, the Company sold the UASC Madinah to that U.S. bank for $52,104,000, the amount outstanding under the term loan resulting in a gain on vessel of $9,773,000. The Company is leasing the vessel back for approximately nine years under an operating lease.

Deferred charges	12 Months Ended
Dec. 31, 2012
Deferred charges
7.	Deferred charges:

	Dry-docking	Financing fees	Total

December 31, 2010	$6,212	$31,395	$37,607
Cost incurred	7,251	9,990	17,241
Amortization expensed	(2,367)	(3,421)	(5,788)
Transfer on loss on vessels (note 5)	(1,726)	—	(1,726)
Amortization capitalized	—	(1,417)	(1,417)

December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	6,520	4,713	11,233
Amortization expensed	(3,196)	(8,574)	(11,770)
Amortization capitalized	—	(1,564)	(1,564)

December 31, 2012	$12,694	$31,122	$43,816

Amortization of dry-docking amounts is included in Depreciation and amortization. Amortization of financing fees is included in Amortization of deferred charges, unless it qualifies for capitalization.

Other assets	12 Months Ended
Dec. 31, 2012
Other assets
8.	Other assets:

	2012	2011

Prepaid expenses	$—	$11,203
Intangible assets	2,993	6,538
Restricted cash (a)	60,000	60,000
Restricted cash	—	5,000
Investment in affiliate (b)	525	784
Capital assets	505	—
Other	7,538	5,229

Other assets	$71,561	$88,754

(a)	$60,000,000 has been placed in a deposit account over which the lessor (note 11) has a first priority interest.
(b)	On March 14, 2011, the Company entered into an agreement to participate in Greater China Intermodal Investments LLC, an investment vehicle established by an affiliate of The Carlyle Group. The Vehicle will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in the Vehicle of up to $100,000,000 during the investment period, which is anticipated to be up to five years. During 2011, the Company made a capital contribution of $1,964,000 related to the purchase of four vessels, working capital obligations, organizational expenses and financial advisory fees. The Company accounts for its 10.5% investment in the Vehicle using the equity method. The investment of $525,000 is comprised of its capital contribution of $1,964,000 less its equity loss on investment of $1,439,000.

Deferred revenue	12 Months Ended
Dec. 31, 2012
Deferred revenue
9.	Deferred revenue:

	2012	2011

Deferred revenue on time charters	$19,861	$17,779
Deferred interest on lease receivable	12,503	17,981
Other deferred revenue	650	—

Deferred revenue	33,014	35,760
Current portion	(25,111)	(23,257)

Deferred revenue	$7,903	$12,503

Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt
10.	Long-term debt:

	2012	2011
Long-term debt:
Revolving credit facilities	$2,287,942	$2,296,572
Term loan credit facilities	803,002	699,157

Long-term debt	3,090,944	2,995,729
Current portion	(66,656)	(81,482)

Long-term debt	$3,024,288	$2,914,247

(a)	Revolving credit facilities:

As of December 31, 2012, the Company had five long-term revolving credit facilities (“Revolvers”) available, which, as at such date provided for aggregate borrowings of up to $2,392,685,000 (2011—$2,678,041,000), of which $104,743,000 (2011—$381,469,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers. During the year, one of the Revolvers was amended to reduce the lenders’ commitment by $267,000,000, the undrawn amount under the facility.

The Revolvers mature between May 11, 2015 and December 31, 2023.

Based on the Revolvers outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$19,100
2014	226,922
2015	907,593
2016	70,417
2017	111,201
Thereafter	952,709

$2,287,942

Interest is calculated as one month, two month, three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2012, the one month LIBOR was 0.2% (2011—one month-0.3%, two month- 0.4% and three month—0.5%) and the margins ranged between 0.5% and 0.9% (2011—0.5% and 0.9%). The weighted average rate of interest, including the margin, was 0.9% at December 31, 2012 (2011—1.1%).

The Company is subject to commitment fees ranging between 0.2%—0.3% calculated on the undrawn amounts under the various facilities.

(b)	Term loan credit facilities:

As of December 31, 2012, the Company had six term loan credit facilities (“Term Loans”) available, which, as at such date provided for aggregate borrowings of up to $1,026,802,000 (2011—$893,333,000), of which $223,800,000 (2011—$194,176,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers. During the year, the Company entered into a new $223,800,000 term loan facility with a Chinese bank relating to three 10000 TEU newbuilding vessels. In addition, the Company repaid $52,104,000, the total amount outstanding under its $53,000,000 term loan that matured in June 2012.

The Term Loans mature between March 12, 2017 and April 18, 2024.

Based on the Term Loans outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$47,556
2014	48,785
2015	49,248
2016	50,542
2017	65,673
Thereafter	541,198

$803,002

For certain of our Term Loans with a total principal outstanding of $645,852,000, interest is calculated as three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2012, the three-month and six month LIBOR was 0.3% and 0.7% (2011—two month- 0.4%, three month- 0.5% and six month- 0.8%) and the margins ranged between 0.4% and 4.8% (2011—0.4% and 4.8%).

For certain of our Term Loans with a total principal outstanding of $142,150,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) plus 0.7% per annum.

For certain of our Term Loans with a total principal outstanding of $15,000,000, the loans are non-interest bearing until the relevant vessel is delivered. Subsequent to delivery, the loans bear interest at 6% per annum, increasing to 7% per annum if the term is extended for an additional two years.

The weighted average rate of interest, including the margin, was 2.3% at December 31, 2012 (2011—2.3%).

The Company is subject to commitment fees ranging between 0.3%—1.0% calculated on the undrawn amounts under the various facilities.

The Term Loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of the associated newbuilding.

(c)	General:

The security for each of the Company’s credit facilities, except for $1.0 billion of our Revolvers, includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;

•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;

•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;

•	An assignment of the Company’s related shipbuilding contracts; and

•	A pledge of the related retention accounts.

The security for $1.0 billion of our Revolvers includes, among others:

•	First and second priority mortgages on 23 of the Company’s vessels; and

•	First-priority assignment of earnings related to the above noted vessels, including time charter revenues, and a first-priority assignment of any insurance proceeds.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events including the sale or loss of a vessel where the ratio of the loan to market value of the remaining collateral vessels exceeds a certain percentage or where we do not substitute another vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time) or termination of a shipbuilding contract. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels. In these circumstances, valuations of our vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement. Amounts prepaid in accordance with these provisions may be reborrowed, subject to certain conditions.

Each credit facility contains financial covenants requiring the Company maintain minimum tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants as at December 31, 2012.

Other long-term liabilities	12 Months Ended
Dec. 31, 2012
Other long-term liabilities
11.	Other long-term liabilities:

	2012	2011
Long term obligations under capital lease	$651,591	$620,512
Accrued liabilities	—	400

Other long-term liabilities	651,591	620,912
Current portion	(38,542)	(37,649)

	$613,049	$583,263

(a)	Long-term obligations under capital lease

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases are accounted for as capital leases. The vessel under construction is recorded as an asset and the lease obligation is recorded as a liability.

In certain of the arrangements, the lessors are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term and supervises the vessels’ construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes.

In certain of the arrangements, the liabilities of the lessor are loans from associated companies of the lessor and are non-recourse to the Company. The amounts funded to the lessors materially match the funding received by the Company’s subsidiaries. As a result, the amounts due by the Company’s subsidiaries to the lessors have been included in Other Long-term Liabilities as representing the lessor’s loans due to associated companies of the lessor.

The terms of the leases are as follows:

(i)	Leases for five 4500 TEU vessels:

Under this arrangement, the Company has five capital leases with a subsidiary of a financial institution. The leases are five-year terms that commence on each vessel’s delivery date, which occurred between October 2010 and August 2011. At the end of each lease term, the remaining balances ranging from $64,000,000 to $66,000,000 will be due. The Company has placed $60,000,000 in a cash deposit account over which the lessor has a first priority interest.

At the end of each lease term, the Company, who is the lessee, will be appointed to sell the vessels. The Company will receive 99.9% of the proceeds from the sale of each vessel and can choose to purchase the vessels.

(ii)	COSCO Pride—13100 TEU vessel:

Under this arrangement, the lessor has provided financing of $144,185,000. The term of the lease is 12 years beginning from the vessel’s delivery date of June 29, 2011. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin. At the end of the lease, the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the Company.

(iii)	COSCO Faith—13100 TEU vessel:

Under this arrangement, the lessor has provided financing of $109,000,000. The term of the lease is 12 years beginning from the vessel’s delivery date of March 14, 2012. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. At the end of the lease, the Company will have the option to purchase the vessel from the lessor for $1.

As of December 31, 2012, the carrying value of the seven vessels funded under these facilities was $794,847,000 (2011—$730,890,000).

(b)	Based on maximum amounts funded, payments due to the lessors would be as follows:

2013	$61,366
2014	62,417
2015	126,383
2016	293,025
2017	23,387
Thereafter	194,626

761,204
Less amounts representing interest	(109,613)

$651,591

Share capital	12 Months Ended
Dec. 31, 2012
Share capital
12.	Share capital:

(a)	Common shares:

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company’s common shares. If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%. If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

The class C common shares are incentive shares that were issued to the Manager for strategic services that were entitled to share in incremental dividends, based on specified sharing ratios, once dividends on the Company’s class A common shares reach certain specified targets, beginning with the first target of $0.485 per share per quarter, and when the Company has an operating surplus sufficient to pay such a dividend. The class C common shares were not convertible to class A common shares.

On January 19, 2012, the Company accepted the re-purchase of 11,300,000 class A common shares at a price of $15.00 per share, for an aggregate cost of $170,609,000 including fees and expenses of $1,110,000 relating to the tender offer.

On January 27, 2012, the Company issued 4,220,728 Class A common shares valued at $66,899,000 for the purchase of the Manager (note 3). On January 27, 2012, pursuant to the Share Purchase Agreement, all of the outstanding Class C common shares were cancelled and retired.

On February 26, 2012, the Company adopted an open market share repurchase plan of up to $50,000,000 of its Class A common shares. During year ended December 31, 2012, 148,101 Class A common shares were repurchased via the open market repurchase plan for $2,203,000.

(b)	Preferred shares:

The Company had the following preferred shares outstanding:

	Shares		Liquidation preference
			December 31, 2012	December 31, 2011
Series	Authorized	Issued
A	315,000	200,000	$305,872	$271,677
B	260,000	—	—	—
C	40,000,000	14,000,000	350,000	350,000
D	20,000,000	3,105,000	77,625	—
R	1,000,000	—	—	—

The Series A preferred shares accrue a 12% non-cash cumulative dividend per annum until January 31, 2014, which may increase to 15% per annum thereafter as described below.

The Series A preferred shares automatically convert to class A common shares at a price of $15.00 per share (the “Exercise Price”) at any time on or after January 31, 2014 if the trailing 30 day average trading price of the common shares is equal to or above the Exercise Price.

If at any time on or after January 31, 2014, the trailing average price of the common shares is less than the Exercise Price, the Company has the option to convert the Series A preferred shares at the Exercise Price and pay the investors 115% of the difference between the Exercise Price and the trailing 30 day average price of the common shares. The Company has the option to pay the difference in common shares or in cash.

Upon certain triggering events, such as a liquidation, change of control, or merger, amongst others, the investors have the option to convert, in whole or in part, their Series A preferred shares to common shares at the Exercise Price. Depending on the nature of the triggering event, the liquidation preference of the Series A preferred shares will convert at the Exercise Price, or the liquidation preference will convert at the lower of (i) the Exercise Price; or (ii) the price at which the Series A preferred shares are valued in the transaction giving rise to the triggering event.

If the Series A preferred shares have not converted into common shares on or after January 31, 2014, the dividend rate will increase to 15% per annum. The investors have the option to have the dividend paid in cash or to continue to increase the liquidation preference of the Series A preferred shares by 15% per annum.

The Series B preferred shares were issued for cash and paid cumulative quarterly dividends in cash at a rate of 5% per annum from their issuance date of May 27, 2010 to June 30, 2012, 8% per annum from July 1, 2012 to June 30, 2013 and 10% per annum thereafter. The Series B preferred shares were redeemable at any time at the option of the Company at an amount equal to the liquidation preference plus unpaid dividends. The Series B preferred shares were not convertible into common shares and were not redeemable at the option of the holder. On November 30, 2011, the outstanding Series B preferred shares were redeemed for $24,600,000.

In 2011, the Company issued 14,000,000 Series C preferred shares for gross proceeds of $350,000,000 which excludes accrued dividends to May 25, 2011. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C preferred shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants, default on any of its credit facilities, fails to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend on the Series C preferred shares was paid on May 2, 2011.

On December 13, 2012, the Company issued 3,105,000 Series D preferred shares for gross proceeds of $77,625,000. The Series D preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.95% per annum from their date of issuance. At any time on or after January 30, 2018, the Series D preferred shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend on the Series D preferred share was paid on January 30, 2013.

On April 19, 2011, the Company authorized 1,000,000 shares of Series R participating preferred stock with a par value of $0.01 per share. Each share of the Series R participating preferred stock entitles the holder to 1,000 votes on all matters submitted to a vote of the shareholders of the Company. The Series R participating preferred shares rank junior to all other series of the Company’s preferred shares. As of December 31, 2012, there are no Series R participating preferred stock outstanding (2011—nil).

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
13.	Earnings per share:

(a)	Earnings per share computation:

The Company applies the if-converted method to determine the EPS impact for the convertible Series A preferred shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2012	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$121,305
Less:
Series A preferred share dividends	(34,195)
Series C preferred share dividends	(34,112)
Series D preferred share dividends	(309)

Basic EPS:
Earnings attributable to common shareholders	$52,689	62,923,240	$0.84
Effect of dilutive securities:
Share-based compensation	—	238,000
Contingent consideration (note 3)	—	1,236,000
Shares held in escrow (note 3)	—	545,000

Diluted EPS (1):
Earnings attributable to common shareholders plus assumed conversion	$52,689	64,942,240	$0.81

For the year ended December 31, 2011	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (2):
Loss attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

For the year ended December 31, 2010	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (2):
Loss attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

(2)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
14.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. A total of 2,000,000 shares of common stock (2011—2,000,000) are reserved for issuance under the Plan, which is administered by the Company’s Board of Directors. The Plan expires ten years from the date of its adoption. At December 31, 2012, there are 884,319 (December 31, 2011—987,972) remaining shares left for issuance under this Plan.

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company’s outstanding restricted shares and phantom share units as of December 31, 2012 and for the year then ended is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2009	44,374	$10.66	272,000	$13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	10.06	344,000	11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	13.04	534,000	12.72
Granted	63,653	14.17	40,000	17.68
Vested	(43,200)	13.04	—	—

December 31, 2012	63,653	$14.17	574,000	$13.07

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2012, 340,000 (2011—167,000) of the outstanding phantom share units were vested and available for exchange by the holder.

On December 7, 2012, the Company granted 5,674,148 SARs to an executive of the Company which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The executive may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

Average expected term	1.5 years
Expected volatility	40.12%
Dividend yield	5.74%
Average risk free rate	0.47%

	Number of SARs	Base price	Expiration date
Tranche 1	1,846,154	$21.50	December 7, 2015
Tranche 2	1,898,734	24.00	December 7, 2016
Tranche 3	1,929,260	26.50	December 7, 2017

Total	5,674,148

During 2012, the Company recognized $2,838,000 (2011—$2,528,000; 2010—$2,670,000) related to restricted share units and phantom share units, $440,000 (2011—nil; 2010—nil) related to SARs and $750,000 (2011—$750,000; 2010—nil) in share-based compensation expenses related to other stock-based awards. In addition, the Company recognized $246,000 (2011—nil ; 2010—nil) in other stock-based awards that was capitalized to vessels under construction. During 2012, the total fair value of shares vested was $563,000 (2011—$462,000; 2010—$542,000). As at December 31, 2012, there was $12,519,000 (2011—$2,516,000) of total unrecognized compensation costs relating to unvested share-based compensation awards and SARs, which are expected to be recognized over a weighted average period of 15 months.

On January 27, 2012, as part of the acquisition of the Manager, the Company continued the Manager’s long-term incentive plan for certain of its employees (“the Participants”). Under this plan, the Manager has accrued for a bonus to employees to be paid, in part, with shares of the Company. At the acquisition date, $1,160,000 had been recorded related to this plan which has been transferred to additional paid in capital on the acquisition date. This plan was settled and the shares were issued by the Company to the Participants during the year.

Other information	12 Months Ended
Dec. 31, 2012
Other information
15.	Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2012	2011

Due to related parties (note 4)	$—	$1,816
Accrued interest	20,656	19,592
Other accrued liabilities	29,341	25,992

	$49,997	$47,400

(b)	Supplementary information to the statement of cash flows consists of:

	2012	2011	2010

Interest paid on debt	$64,123	$33,947	$11,881
Interest received	634	815	60
Undrawn credit facility fee paid	900	1,813	2,311
Non-cash transactions:
Dividends on Series A preferred shares	34,195	30,295	26,918
Dividend reinvestment	7,168	13,039	7,700
Other long-term liabilities for vessels under construction	84,787	108,374	107,214
Long-term debt for vessels under construction	71,400	—	—
Acquisition of the Manager excluding cash received	82,607	—	—
Settlement of debt on vessel transfer	52,104	—	—

Commitments and contingent obligations	12 Months Ended
Dec. 31, 2012
Commitments and contingent obligations
16.	Commitments and contingent obligations:

(a)	As of December 31, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction as follows:

2013	$50,600
2014	209,440

$260,040

(b)	As of December 31, 2012, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2013	$668,887
2014	694,175
2015	694,452
2016	665,027
2017	557,683
Thereafter	2,539,602

$5,819,826

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

(c)	As of December 31, 2012, the commitment under operating leases is as follows:

2013	$6,783
2014	6,913
2015	6,954
2016	7,024
2017	7,053
Thereafter	24,239

$58,966

Concentrations	12 Months Ended
Dec. 31, 2012
Concentrations
17.	Concentrations:

The Company’s revenue is derived from the following customers:

	2012	2011	2010
COSCON	$281,469	$168,395	$69,502
CSCL Asia	151,658	161,218	158,016
K-Line	76,359	62,519	11,442
HL USA	58,980	57,406	58,432
MOL	42,011	42,165	41,963
Other	50,317	73,907	67,856

	$660,794	$565,610	$407,211

Financial instruments:	12 Months Ended
Dec. 31, 2012
Financial instruments:
18.	Financial instruments:

(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, accounts receivable and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity. As of December 31, 2012, the fair value of the Company’s long-term debt is $2,641,016,000 (2011—$2,551,222,000). As of December 31, 2012, the fair value of the Company’s other long-term liabilities is $631,041,000 (2011—$610,705,000). The fair value of long-term debt and other long term liabilities are estimated based on expected interest and principal repayments, discounted by forward rates plus a margin appropriate to the credit risk of the Company.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(b)	Interest rate derivative financial instruments:

The Company uses derivative financial instruments, consisting of interest rate swaps and interest rate swaptions, to manage its interest rate risk associated with its variable rate debt. Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied will be recognized in earnings when and where the related interest is recognized in earnings.

Counterparties to the derivative financial instruments are major financial institutions. Due to the nature of the counterparties and the fact that the instruments were primarily in favor of counterparties at December 31, 2012, the risk of credit loss related to these counterparties is considered to be immaterial at December 31, 2012.

As of December 31, 2012, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2012	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.1750%	644,649	663,399	July 16, 2012	July 15, 2016
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(3)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(3) (4)
5.2000%	94,080	96,000	December 18, 2006	October 2, 2015
5.4975%	59,700	59,700	July 31, 2012	July 31, 2019
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(3)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If Swaption Counterparty A exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

The Company has entered into swaption agreements with a bank (Swaption Counterparty B) whereby Swaption Counterparty B has the option to require the Company to enter into interest rate swaps to pay LIBOR and receive a fixed rate of 1.183% and to pay 0.5% and receive LIBOR, respectively. The notional amounts of the underlying swaps are each $200,000,000 with an effective date of March 2, 2017 and an expiration of March 2, 2027.

The following provides information about the Company’s interest rate derivatives:

Fair value of asset and liability derivatives:

		2012	2011
Fair value of financial instruments asset		$41,031	$—
Fair value of financial instruments liability		606,740	564,490

Loss recognized in earnings on derivatives:
	2012	2011	2010
Change in fair value of financial instruments	$(135,998)	$(281,027)	$(241,033)
Loss reclassified from AOCI into earnings(1):
	2012	2011	2010
Interest expense	$(8,310)	$(11,670)	$(12,797)
Depreciation	(836)	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months is $6,313,000.

(c)	Foreign exchange derivative instruments:

We are exposed to market risk from foreign currency fluctuations. We have entered into foreign currency forward contracts to manage foreign currency fluctuations. At December 31, 2012, the notional amount of the foreign exchange forward contracts is $7,000,000 (2011—nil) and the fair value liability is $12,000 (2011—nil).

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
19.	Subsequent events:

(a)	On January 14, 2013, the Company declared a quarterly dividend of $0.59375 and $0.25948 per Series C and Series D preferred share, representing a distribution of $8,313,000 and $806,000 respectively. The dividends were paid on January 30, 2013 to all shareholders of record on January 29, 2013.

(b)	On January 16, 2013, the Company announced that it signed contracts for the construction of five 14000 TEU class newbuilding containerships at Hyundai Heavy Industries Co., Ltd. The vessels are scheduled for delivery in 2015 and will be constructed using the Company’s fuel efficient SAVER design. Concurrently with executing the newbuilding contracts, the Company signed 10-year, fixed-rate time charters for these vessels with Yang Ming Marine Transport Corporation (“Yang Ming”). After the initial 10-year charter periods, Yang Ming may extend the charter for each vessel up to an additional two years. Pursuant to its right of first refusal agreement with the Vehicle, and Blue Water Commerce LLC, the Company will retain three of the 14000 TEU class newbuilding containerships and the Vehicle will acquire the remaining two vessels. With this transaction 195,405 shares became issuable in connection with the acquisition of the Manager (note 3).

(c)	On January 23, 2013, the Company announced that it signed contracts for the construction of four 10000 TEU class newbuilding containerships at Jiangsu New Yangzi Shipbuilding Co., Ltd. and Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. The vessels are scheduled for delivery in 2014 and will be constructed using the Company’s fuel efficient SAVER design. Concurrently with executing the newbuilding contracts, the Company signed long term, fixed-rate time charters for these vessels with Mitsui O.S.K. Lines, Ltd. (“MOL”). In connection with this transaction, the Company has also agreed to purchase from MOL four 2003-built 4600 TEU class second hand vessels, for delivery in the second half of 2013 and first quarter of 2014, and has signed two-year short-term fixed-rate time charters for these vessels with MOL. Pursuant to its right of first refusal agreement with the Vehicle, and Blue Water Commerce LLC, the Company will retain two of the 10000 TEU class newbuilding containerships and two of the second hand vessels and the Vehicle will acquire the remaining four vessels. With this transaction 312,648 shares became issuable in connection with the acquisition of the Manager (note 3).

(d)	On January 28, 2013, the Company entered into a LIBOR-based term loan facility with a leading Chinese bank of up to $340,000,000 to be used towards refinancing of existing vessels and swap liabilities. The facilities bear interest at LIBOR plus a margin.

(e)	On February 7, 2013, the Company declared a quarterly dividend of $0.25 per common share, representing a distribution of $15,796,000. The dividend was paid on February 27, 2013 to all shareholders of record as of February 19, 2013. Of the $15,796,000 distribution $9,174,000 was paid in cash and $6,622,000 was reinvested through the DRIP.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation
(a)	Basis of presentation:

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

Principles of consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. The Company’s subsidiaries were formed to secure financing for the Company. As of December 31, 2012, the following subsidiaries, which are directly or indirectly wholly-owned, are counterparties to financing:

•	Seaspan Finance I Co. Ltd.;

•	Seaspan Containership 2181 Ltd.;

•	Seaspan Containership 2180 Ltd.;

•	Seaspan Containership 2177 Ltd.;

•	Seaspan Containership S452 Ltd.;

•	Seaspan 140 Ltd.;

•	Seaspan YZJ 983 Ltd.;

•	Seaspan YZJ 985 Ltd.; and

•	Seaspan YZJ 993 Ltd.

On January 27, 2012, the Company acquired Seaspan Management Services Limited (“the Manager”). See note 3 for a description of the acquisition. The following additional subsidiaries are being consolidated from the date of acquisition:

•	Seaspan Management Services Limited;

•	Seaspan Ship Management Ltd.;

•	Seaspan Crew Management Ltd.;

•	Seaspan Advisory Services Limited; and

•	Seaspan Crew Management India Private Limited.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 11.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings (loss) is included in earnings and added to or deducted from the cost of the investment.

All significant intercompany balances and transactions have been eliminated upon consolidation.

Foreign currency translation
(c)	Foreign currency translation:

The functional and reporting currency is the United States dollar. Transactions incurred in other currencies are translated into United States dollars using the exchange rate at the time of the transaction. Monetary assets and liabilities as of the financial reporting date are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in earnings.

Cash equivalents
(d)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Vessels
(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the predecessor upon completion of the Company’s initial public offering were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is provided on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels are evaluated for impairment when events or circumstances indicate that their carrying values may not be recovered from future undiscounted cash flows. Such evaluations include comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. When the carrying value of the vessels exceeds the undiscounted estimated future cash flows, the vessels would be written down to their fair value.

Dry-dock activities
(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Goodwill and intangible assets
(g)	Goodwill and intangible assets:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill and indefinite-lived intangible assets are not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Intangible assets with finite lives are amortized over their useful lives. Intangible assets with finite lives are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Deferred financing fees
(h)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease facilities. Amortization of deferred financing fees on leases is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities.

Revenue recognition
(i)	Revenue recognition:

Revenue from time charter is recognized each day the vessel is on-hire and when collection is reasonably assured. Cash received in excess of earned revenue is recorded as deferred revenue.

For capital leases that are sales-type leases, the difference between the gross investment in lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease.

Derivative financial instruments
(j)	Derivative financial instruments:

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and swaptions to reduce the Company’s exposure to changing interest rates on its credit and lease facilities.

All of the Company’s derivatives are measured at their fair value at the end of each period. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair value measurement
(k)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1	-	Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2	-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3	-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-based compensation
(l)	Share-based compensation:

The Company has granted restricted shares, phantom share units and stock appreciation rights (“SARs”) to certain of its officers and directors as compensation. Compensation cost is measured at their grant date fair values. Under this method, restricted shares and phantom share units are measured based on the quoted market price of the Company’s Class A common shares at date of the grant, and SARs are measured at fair value using the Monte Carlo model. The fair value of each grant is recognized straight-line over the requisite service period.

Earnings per share
(m)	Earnings per share:

The Company had multiple classes of common shares with different participation rights and applied the two-class method to compute basic earnings per share (“EPS”) until the acquisition and cancellation of those shares in January, 2012.

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted EPS is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company’s Series A preferred shares. Under this method, dividends applicable to the Series A preferred shares are added back to earnings attributable to common shareholders, and the Series A preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive. The dividends recorded in the financial statements that were applicable to the Series B preferred shares reduced the earnings available to common shareholders. The dividends applicable to the Series C and D preferred shares reduce the earnings available to common shareholders, even if not declared, since the dividends are cumulative.

Use of estimates
(n)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel useful lives, expected salvage values and the recoverability of the carrying value of vessels which are subject to future market events, carrying value of goodwill and the fair value of interest rate derivative financial instruments and share-based awards. Actual results could differ from those estimates.

Comparative information
(o)	Comparative information:
Certain information has been reclassified to conform with the financial statement presentation adopted for the current year.

Acquisition of Seaspan Management Services Limited (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Purchase Price

The aggregate purchase price was $106,518,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation (note 14)	1,160

Aggregate purchase price	$106,518

Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed:

Cash and cash equivalents	$23,911
Current assets	34,892
Other assets	5,998
Capital assets	679
Goodwill	75,321

Total assets acquired	140,801

Debt assumed	5,000
Current liabilities	29,124
Other long-term liabilities	159

Net assets acquired	$106,518

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Technical Service Fees under Management Agreements

The following are technical service fees that were charged under the management agreements in place up to the acquisition date:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 5).

Schedule of Costs Incurred Under Management Agreements

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	2012(1)	2011	2010

Technical services	$9,700	$135,381	$108,046

Dry-dock activities included in technical services	421	5,855	4,673

Administrative and strategic services	5	72	72

Reimbursed expenses	305	4,074	3,087

Construction supervision	100	2,056	1,864

(1)	Relate to the 26 days prior to acquisition

Schedule of Costs Incurred With Manager and Parties Related Thereto

The Company incurred the following costs with the Manager and parties related thereto:

	2012	2011	2010

Consulting services	$—	$84	$192

Arrangement fee	1,790	1,832	1,500

Technical service fees advance	—	2,947	—

Transaction fee	123	369	—

Gross investment in lease (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Gross Investment in Lease

	2012	2011
Gross investment in lease	$95,798	$110,438
Current portion	(15,977)	(14,640)

	$79,821	$95,798

Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Vessels

December 31, 2012	Cost	Accumulated depreciation	Net book value

Vessels	$5,339,550	$553,582	$4,785,968
Vessels under construction	77,305	—	77,305

Vessels	$5,416,855	$553,582	$4,863,273

December 31, 2011	Cost	Accumulated depreciation	Net book value

Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

Vessels	$5,092,243	$394,994	$4,697,249

Deferred charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges

	Dry-docking	Financing fees	Total

December 31, 2010	$6,212	$31,395	$37,607
Cost incurred	7,251	9,990	17,241
Amortization expensed	(2,367)	(3,421)	(5,788)
Transfer on loss on vessels (note 5)	(1,726)	—	(1,726)
Amortization capitalized	—	(1,417)	(1,417)

December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	6,520	4,713	11,233
Amortization expensed	(3,196)	(8,574)	(11,770)
Amortization capitalized	—	(1,564)	(1,564)

December 31, 2012	$12,694	$31,122	$43,816

Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets

	2012	2011

Prepaid expenses	$—	$11,203
Intangible assets	2,993	6,538
Restricted cash (a)	60,000	60,000
Restricted cash	—	5,000
Investment in affiliate (b)	525	784
Capital assets	505	—
Other	7,538	5,229

Other assets	$71,561	$88,754

(a)	$60,000,000 has been placed in a deposit account over which the lessor (note 11) has a first priority interest.
(b)	On March 14, 2011, the Company entered into an agreement to participate in Greater China Intermodal Investments LLC, an investment vehicle established by an affiliate of The Carlyle Group. The Vehicle will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in the Vehicle of up to $100,000,000 during the investment period, which is anticipated to be up to five years. During 2011, the Company made a capital contribution of $1,964,000 related to the purchase of four vessels, working capital obligations, organizational expenses and financial advisory fees. The Company accounts for its 10.5% investment in the Vehicle using the equity method. The investment of $525,000 is comprised of its capital contribution of $1,964,000 less its equity loss on investment of $1,439,000.

Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue

	2012	2011

Deferred revenue on time charters	$19,861	$17,779
Deferred interest on lease receivable	12,503	17,981
Other deferred revenue	650	—

Deferred revenue	33,014	35,760
Current portion	(25,111)	(23,257)

Deferred revenue	$7,903	$12,503

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Debt

	2012	2011

Long-term debt:
Revolving credit facilities	$2,287,942	$2,296,572
Term loan credit facilities	803,002	699,157

Long-term debt	3,090,944	2,995,729
Current portion	(66,656)	(81,482)

Long-term debt	$3,024,288	$2,914,247

Term loan credit facilities [Member]
Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities

Based on the Term Loans outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$47,556
2014	48,785
2015	49,248
2016	50,542
2017	65,673
Thereafter	541,198

$803,002

Revolving credit facilities [Member]
Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities

Based on the Revolvers outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$19,100
2014	226,922
2015	907,593
2016	70,417
2017	111,201
Thereafter	952,709

$2,287,942

Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Long-Term Liabilities

	2012	2011

Long term obligations under capital lease	$651,591	$620,512
Accrued liabilities	—	400

Other long-term liabilities	651,591	620,912
Current portion	(38,542)	(37,649)

	$613,049	$583,263

Based on Maximum Amounts Funded Payments Under Leases Due to Lessors
(b)	Based on maximum amounts funded, payments due to the lessors would be as follows:

2013	$61,366
2014	62,417
2015	126,383
2016	293,025
2017	23,387
Thereafter	194,626

761,204

Less amounts representing interest	(109,613)

$651,591

Share capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Preferred Shares Outstanding

The Company had the following preferred shares outstanding:

	Shares		Liquidation preference
			December 31, 2012	December 31, 2011
Series	Authorized	Issued
A	315,000	200,000	$305,872	$271,677
B	260,000	—	—	—
C	40,000,000	14,000,000	350,000	350,000
D	20,000,000	3,105,000	77,625	—
R	1,000,000	—	—	—

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations

The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2012	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$121,305
Less:
Series A preferred share dividends	(34,195)
Series C preferred share dividends	(34,112)
Series D preferred share dividends	(309)

Basic EPS:
Earnings attributable to common shareholders	$52,689	62,923,240	$0.84
Effect of dilutive securities:
Share-based compensation	—	238,000
Contingent consideration (note 3)	—	1,236,000
Shares held in escrow (note 3)	—	545,000

Diluted EPS (1):
Earnings attributable to common shareholders plus assumed conversion	$52,689	64,942,240	$0.81

For the year ended December 31, 2011	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (2):
Loss attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

For the year ended December 31, 2010	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (2):
Loss attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

(2)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Restricted Shares and Phantom Share Units

A summary of the Company’s outstanding restricted shares and phantom share units as of December 31, 2012 and for the year then ended is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV

December 31, 2009	44,374	$10.66	272,000	$13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	10.06	344,000	11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	13.04	534,000	12.72
Granted	63,653	14.17	40,000	17.68
Vested	(43,200)	13.04	—	—

December 31, 2012	63,653	$14.17	574,000	$13.07

Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

Average expected term	1.5 years
Expected volatility	40.12%
Dividend yield	5.74%
Average risk free rate	0.47%

	Number of SARs	Base price	Expiration date
Tranche 1	1,846,154	$21.50	December 7, 2015
Tranche 2	1,898,734	24.00	December 7, 2016
Tranche 3	1,929,260	26.50	December 7, 2017

Total	5,674,148

Other information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities
(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2012	2011

Due to related parties (note 4)	$—	$1,816
Accrued interest	20,656	19,592
Other accrued liabilities	29,341	25,992

	$49,997	$47,400

Schedule of Cash Flow, Supplemental Disclosures
(b)	Supplementary information to the statement of cash flows consists of:

	2012	2011	2010

Interest paid on debt	$64,123	$33,947	$11,881
Interest received	634	815	60
Undrawn credit facility fee paid	900	1,813	2,311
Non-cash transactions:
Dividends on Series A preferred shares	34,195	30,295	26,918
Dividend reinvestment	7,168	13,039	7,700
Other long-term liabilities for vessels under construction	84,787	108,374	107,214
Long-term debt for vessels under construction	71,400	—	—
Acquisition of the Manager excluding cash received	82,607	—	—
Settlement of debt on vessel transfer	52,104	—	—

Commitments and contingent obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installment Payments for Vessels
(a)	As of December 31, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction as follows:

2013	$50,600
2014	209,440

$260,040

Schedule of Future Minimum Revenues to be Received on Committed Agreements
(b)	As of December 31, 2012, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2013	$668,887
2014	694,175
2015	694,452
2016	665,027
2017	557,683
Thereafter	2,539,602

$5,819,826

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

Schedule of Commitment Under Operating Lease
(c)	As of December 31, 2012, the commitment under operating leases is as follows:

2013	$6,783
2014	6,913
2015	6,954
2016	7,024
2017	7,053
Thereafter	24,239

$58,966

Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	2012	2011	2010
COSCON	$281,469	$168,395	$69,502
CSCL Asia	151,658	161,218	158,016
K-Line	76,359	62,519	11,442
HL USA	58,980	57,406	58,432
MOL	42,011	42,165	41,963
Other	50,317	73,907	67,856

	$660,794	$565,610	$407,211

Financial instruments: (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2012, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2012	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.1750%	644,649	663,399	July 16, 2012	July 15, 2016
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(3)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(3) (4)
5.2000%	94,080	96,000	December 18, 2006	October 2, 2015
5.4975%	59,700	59,700	July 31, 2012	July 31, 2019
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(3)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If Swaption Counterparty A exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

Schedule of Interest Rate Derivatives

The following provides information about the Company’s interest rate derivatives:

Fair value of asset and liability derivatives:

		2012	2011
Fair value of financial instruments asset		$41,031	$—
Fair value of financial instruments liability		606,740	564,490

Loss recognized in earnings on derivatives:
	2012	2011	2010
Change in fair value of financial instruments	$(135,998)	$(281,027)	$(241,033)
Loss reclassified from AOCI into earnings(1):
	2012	2011	2010
Interest expense	$(8,310)	$(11,670)	$(12,797)
Depreciation	(836)	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

General - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Company incorporation date	May 3, 2005

Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies [Line Items]
Number of years between dry-docking for each vessel	5
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of each vessel	30 years

Acquisition of Business - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired		100.00%
Amount deposited in escrow	$ 7,500,000
Shares deposited in escrow	586,212
Acquisition-related costs	1,184,000
Goodwill arising from the acquisition	75,321,000
Preliminary estimate of goodwill	66,662,000
Initial estimate of contingent consideration	9,953,000
Revised estimate of contingent consideration	$ 18,437,000
Class A common shares [Member]
Business Acquisition [Line Items]
Additional contingent consideration	39,081

Acquisition of Business - Aggregate Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
4,220,728 of the Company's Class A common shares	$ 66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation (note 14)	1,160
Aggregate purchase price	$ 106,518

Acquisition of Business - Aggregate Purchase Price (Parenthetical) (Detail)	Dec. 31, 2012
Business Acquisition [Line Items]
Business acquisition cost of acquired entity number of shares issued	4,220,728

Acquisition of Business - Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Cash and cash equivalents	$ 23,911
Current assets	34,892
Other assets	5,998
Capital assets	679
Goodwill	75,321
Total assets acquired	140,801
Debt assumed	5,000
Current liabilities	29,124
Other long-term liabilities	159
Net assets acquired	$ 106,518

Related party transactions - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Administrative and strategic services	$ 72,000
Amounts due from related parties	$ 1,501,000

Related party transactions - Schedule of Technical Service Fees Under Management Agreements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2012 Vessel class 2500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 3500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 4250 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 4500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 4800 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 5100 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 8500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 9600 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 13100 (TEU) [Member] Vessel
Related Party Transaction [Line Items]
Capacity of vessel class	4,800	2,500	3,500	4,250	4,500	4,800	5,100	8,500	9,600	13,100
Number of vessels	4	10	2	24	5	4	4	10	2	8
Weighted-average technical services fee (in whole amounts, per vessel per day)		$ 5,132	$ 5,242	$ 5,465	$ 6,916	$ 50	$ 6,482	$ 7,268	$ 7,406	$ 8,545

Related party transactions - Schedule of Technical Service Fees Under Management Agreements (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Payments for technical services, per vessel per day	$ 7,848

Related party transactions - Schedule of Costs Incurred Under Management Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	$ 9,700	$ 135,381	$ 108,046
Dry-dock activities included in technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	421	5,855	4,673
Administrative and strategic services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	5	72	72
Reimbursed expenses [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	305	4,074	3,087
Construction supervision [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	$ 100	$ 2,056	$ 1,864

Related party transactions - Schedule of Cost Incurred With Manager and Parties Related Thereto (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consulting services [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto		$ 84	$ 192
Arrangement fee [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	1,790	1,832	1,500
Technical service fees advance [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto		2,947
Transaction fee [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	$ 123	$ 369

Gross investment in lease - Schedule of Gross Investment in Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Gross investment in lease	$ 95,798	$ 110,438
Current portion	(15,977)	(14,640)
Gross investment in lease, non-current portion	$ 79,821	$ 95,798

Gross investment in lease - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Vessel Y
Leases [Line Items]
Number of vessels		4
Capacity of vessel class		4,800
Term of agreement		5
Purchase price of vessels		$ 5,000,000
Gross proceeds from sale of vessel		112,808,000
Deferred revenue		18,551,000
Broker commissions and legal costs		822,000
Net book value of the vessels		109,672,000
(Gain) loss on vessels	$ (9,773,000)	$ 16,237,000

Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 5,416,855	$ 5,092,243
Accumulated depreciation	553,582	394,994
Net book value	4,863,273	4,697,249
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	5,339,550	4,684,325
Accumulated depreciation	553,582	394,994
Net book value	4,785,968	4,289,331
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	77,305	407,918
Accumulated depreciation
Net book value	$ 77,305	$ 407,918

Vessels - Additional Information (Detail) (USD $)	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Term loan credit facilities [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest costs to vessels	$ 2,983,000	$ 12,952,000	$ 27,871,000
Term loan				53,000,000
Loan amount outstanding				52,104,000
(Gain) loss on vessels	$ (9,773,000)	$ 16,237,000		$ (9,773,000)
Leasing Period for the Vessel					9 years

Deferred charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Charges [Line Items]
Beginning Balance, Dry-docking	$ 9,370	$ 6,212
Cost incurred, Dry-docking	6,520	7,251
Amortization expensed, Dry-docking	(3,196)	(2,367)
Transfer on loss on vessels, Dry-docking		(1,726)
Amortization capitalized, Dry-docking
Ending Balance, Dry-docking	12,694	9,370	6,212
Beginning balance, Financing fees	36,547	31,395
Cost incurred, Financing fees	4,713	9,990
Transfer on loss on vessels, Financing fees
Amortization expensed, Financing fees	(8,574)	(3,421)	(1,933)
Amortization capitalized, Financing fees	(1,564)	(1,417)
Ending balance, Financing fees	31,122	36,547	31,395
Beginning Balance, Total	45,917	37,607
Cost incurred, Total	11,233	17,241
Amortization expensed, Total	(11,770)	(5,788)
Transfer on loss on vessels, Total		(1,726)
Amortization capitalized, Total	(1,564)	(1,417)
Ending Balance, Total	43,816	45,917	37,607
Financing Fees [Member]
Deferred Charges [Line Items]
Amortization expensed, Financing fees	$ (8,574)	$ (3,421)

Other assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid expenses		$ 11,203
Intangible assets	2,993	6,538
Investment in affiliate	525	784
Capital assets	505
Other	7,538	5,229
Other assets	71,561	88,754
Deposit account over which lessor has first priority interest [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash	60,000	60,000
Escrow Under Credit Facility Arrangement [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash		$ 5,000

Other assets - Schedule of Other Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Deposit account over which lessor has first priority interest [Member]	Dec. 31, 2011 Deposit account over which lessor has first priority interest [Member]	Mar. 14, 2011 Maximum [Member]	Mar. 14, 2011 Greater China Intermodal Investments LLC [Member] Maximum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash			$ 60,000,000	$ 60,000,000
Equity capital in containership assets						900,000,000
Minority investment in Vehicle during investment period					100,000,000
Anticipated investment period (In years)		5 years
Capital contribution		1,964,000
Percentage of investment in Vehicle on equity method	10.50%
Amount of investment comprised of capital contribution	525,000
Amount of equity loss on investment	$ 1,439,000

Deferred revenue - Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue on time charters	$ 19,861	$ 17,779
Deferred interest on lease receivable	12,503	17,981
Other deferred revenue	650
Deferred revenue	33,014	35,760
Current portion	(25,111)	(23,257)
Deferred revenue	$ 7,903	$ 12,503

Long-term debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt:
Long Term Debt	$ 3,090,944	$ 2,995,729
Current portion	(66,656)	(81,482)
Long-term debt Non Current	3,024,288	2,914,247
Revolving credit facilities [Member]
Long-term debt:
Long Term Debt	2,287,942	2,296,572
Term loan credit facilities [Member]
Long-term debt:
Long Term Debt	$ 803,002	$ 699,157

Long-term debt - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2012 Revolving credit facilities [Member]	Dec. 31, 2011 Revolving credit facilities [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] One Month Libor [Member]	Dec. 31, 2011 Revolving credit facilities [Member] One Month Libor [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Two Month Libor [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Three Month Libor [Member]	Dec. 31, 2012 Term loan credit facilities [Member]	Dec. 31, 2011 Term loan credit facilities [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Chinese bank [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Export Import Bank Of Korea [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Non interest bearing until relevant vessel delivered [Member]	Dec. 31, 2012 Term loan credit facilities [Member] 10000 TEU vessels [Member]	Dec. 31, 2012 Term loan credit facilities [Member] 10000 TEU vessels [Member] Chinese bank [Member] Vessel	Dec. 31, 2011 Term loan credit facilities [Member] Two Month Libor [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Three Month Libor [Member]	Dec. 31, 2011 Term loan credit facilities [Member] Three Month Libor [Member]	Dec. 31, 2012 Term loan credit facilities [Member] LIBOR plus margin [Member]	Dec. 31, 2012 Term loan credit facilities [Member] LIBOR plus margin [Member] Minimum [Member]	Dec. 31, 2011 Term loan credit facilities [Member] LIBOR plus margin [Member] Minimum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] LIBOR plus margin [Member] Maximum [Member]	Dec. 31, 2011 Term loan credit facilities [Member] LIBOR plus margin [Member] Maximum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Six Month Libor [Member]	Dec. 31, 2011 Term loan credit facilities [Member] Six Month Libor [Member]
Debt Instrument [Line Items]
Revolving Credit Facility Aggregate borrowings		$ 2,392,685,000	$ 2,678,041,000									$ 1,026,802,000	$ 893,333,000
Revolving Credit Facility Aggregate borrowings Undrawn		104,743,000	381,469,000									223,800,000	194,176,000
Reduction in revolving credit facility		267,000,000
Revolving Credit Facility Maturity Start date		May 11, 2015										Mar 12, 2017
Revolving Credit Facility Maturity End date		Dec 31, 2023										Apr 18, 2024
Interest rate Description		Interest is calculated as one month, two month, three month or six month LIBOR plus a margin per annum																						Interest is calculated as three month or six month LIBOR plus a margin per annum
Debt Instrument description		At December 31, 2012, the one month LIBOR was 0.2% (2011 - one month-0.3%, two month-0.4% and three month - 0.5%) and the margins ranged between 0.5% and 0.9% (2011 - 0.5% and 0.9%).																						At December 31, 2012, the three-month and six month LIBOR was 0.3% and 0.7% (2011 - two month- 0.4%, three month- 0.5% and six month- 0.8%) and the margins ranged between 0.4% and 4.8% (2011 - 0.4% and 4.8%).
Libor Interest Rate								0.20%	0.30%	0.40%	0.50%										0.40%	0.30%	0.50%						0.70%	0.80%
Interest rate Margin				0.50%	0.50%	0.90%	0.90%										0.70%								0.40%	0.40%	4.80%	4.80%
Weighted average rate of interest, including the margin		0.90%	1.10%									2.30%	2.30%
Percentage commitment fee				0.20%		0.30%								0.30%	1.00%
New term Loan facility																223,800,000
Number of vessels	4																			3
Repayment of Term loan												52,104,000
Term Loan Amount																			53,000,000
Term loan maturity date												2012-06
Term Loan Total Principal Outstanding Amount																	$ 142,150,000	$ 15,000,000						$ 645,852,000
Interest rate on debt instrument																		6.00%
Increase in Interest rate on debt instrument																		7.00%
Debt instrument payment extending number years																		Two years

Long-term debt - Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt	$ 3,090,944	$ 2,995,729
Revolving credit facilities [Member]
Debt Instrument [Line Items]
2013	19,100
2014	226,922
2015	907,593
2016	70,417
2017	111,201
Thereafter	952,709
Long Term Debt	2,287,942	2,296,572
Term loan credit facilities [Member]
Debt Instrument [Line Items]
2013	47,556
2014	48,785
2015	49,248
2016	50,542
2017	65,673
Thereafter	541,198
Long Term Debt	$ 803,002	$ 699,157

Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Long-Term Liabilities [Line Items]
Long term obligations under capital lease	$ 651,591	$ 620,512
Accrued liabilities		400
Other long-term liabilities	651,591	620,912
Current portion	(38,542)	(37,649)
Total other long-term liabilities	$ 613,049	$ 583,263

Other long-term liabilities - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Leases for five 4500 TEU vessels [Member] Y	Dec. 31, 2012 Leases for five 4500 TEU vessels [Member] Minimum [Member]	Dec. 31, 2012 Leases for five 4500 TEU vessels [Member] Maximum [Member]	Dec. 31, 2012 COSCO Pride - 13100 TEU vessel [Member] Y	Dec. 31, 2012 COSCO Pride - 13100 TEU vessel [Member] Maximum [Member]	Dec. 31, 2012 COSCO Faith - 13100 TEU vessel [Member] Y
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)			5			12		12
Lease term, remaining balances due				$ 64,000,000	$ 66,000,000
Percentage of proceeds received by lessee			99.90%
Amount of cash deposit account			60,000,000
Financing from lessor						144,185,000		109,000,000
Lease payments include an interest component based on three month LIBOR plus margin percentage						2.60%		3.00%
Outstanding balance at end of lease term							48,000,000
Amount of option to purchase the vessel from the lessor								1
Carrying value of vessels being funded	$ 794,847,000	$ 730,890,000

Other long-term liabilities - Based on Maximum Amounts Funded Payments Under Leases Due to Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Long-Term Liabilities [Line Items]
2013	$ 61,366
2014	62,417
2015	126,383
2016	293,025
2017	23,387
Thereafter	194,626
Capital Leases, Future Minimum Payments Due, Total	761,204
Less amounts representing interest	(109,613)
Capital Lease Obligation	$ 651,591

Share capital - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended
	Jan. 19, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series A Preferred Shares [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Jan. 27, 2012 Class A common shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Feb. 26, 2012 Class A common shares [Member]	Dec. 31, 2011 Class A common shares [Member]	Dec. 13, 2012 Series D Preferred Shares [Member]	Dec. 31, 2012 Series D Preferred Shares [Member]	Apr. 19, 2011 Series R Preferred Stock [Member]	Dec. 31, 2012 Series R Preferred Stock [Member]	Dec. 31, 2011 Series R Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2012 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member] Prior to January 30, 2016 [Member]	Dec. 31, 2011 Series C Preferred Shares [Member] After January 30, 2016 [Member]	Dec. 31, 2012 Series B Preferred Shares [Member]	Dec. 31, 2012 Series B Preferred Shares [Member] Issuance date of May 27, 2010 to June 30, 2012 [Member]	Dec. 31, 2012 Series B Preferred Shares [Member] Issuance date of July 1, 2012 to June 30, 2013 [Member]	Dec. 31, 2012 Series B Preferred Shares [Member] Issuance date Thereafter [Member]
Class of Stock [Line Items]
Percentage of discount on shares		3.00%
Class A common stock dividend per share		$ 0.485
Re-purchase of Class A common shares	11,300,000							148,101
Re-purchase of common stock price	$ 15
Cost of re-purchase of common shares	$ 170,609,000	$ 172,812,000
Fees and expenses relating to the tender offer	1,110,000
Class A common shares issued							4,220,728
Class A common shares issued Value							66,899,000
Repurchase plan of Class A common shares									50,000,000
Re-purchase of Class A common shares, value		312,000						2,203,000
Percentage of accrued non-cash cumulative dividend per annum until January 31, 2014					12.00%
Percentage of accrued non-cash cumulative dividend per annum thereafter					15.00%
Class A common share price per share						$ 15		$ 0.01		$ 0.01
Percentage of payments to investors					115.00%
Percentage of dividend rate on preferred shares																					5.00%	8.00%	10.00%
Redemption of Series B preferred shares			24,600,000																	24,600,000
Preferred shares issued		17,305,000	14,200,000		200,000						3,105,000	3,105,000				14,000,000	14,000,000
Gross proceeds from issuance of preferred shares																350,000,000
Percentage of dividend rate payable											7.95%					9.50%
Redemption price per share											$ 25					$ 25
Aggregate maximum dividend rate payable per annum																		25.00%	30.00%
Increase in dividend rate payable quarterly																1.25
Gross proceeds of issuance of preferred shares		$ 74,700,000	$ 344,539,000	$ 25,896,000							$ 77,625,000
Preferred shares, authorized		65,000,000	65,000,000		315,000							20,000,000	1,000,000	1,000,000			40,000,000			260,000
Preferred shares, par value		$ 0.01	$ 0.01										$ 0.01
Preferred shares, voting rights													Each share of the Series R participating preferred stock entitles the holder to 1,000 votes on all matters submitted to a vote of the shareholders of the Company
Preferred shares, outstanding		17,305,000	14,200,000

Share capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Shares [Member]	Dec. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2012 Series B Preferred Shares [Member]	Dec. 31, 2011 Series B Preferred Shares [Member]	Dec. 31, 2012 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2012 Series D Preferred Shares [Member]	Dec. 13, 2012 Series D Preferred Shares [Member]	Dec. 31, 2011 Series D Preferred Shares [Member]	Dec. 31, 2012 Series R Preferred Stock [Member]	Dec. 31, 2011 Series R Preferred Stock [Member]	Apr. 19, 2011 Series R Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized	65,000,000	65,000,000	315,000		260,000		40,000,000		20,000,000			1,000,000		1,000,000
Shares Issued	17,305,000	14,200,000	200,000				14,000,000	14,000,000	3,105,000	3,105,000
Liquidation preference			$ 305,872	$ 271,677			$ 350,000	$ 350,000	$ 77,625

Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Earnings attributable to common shareholders, value	52,689	(141,132)	(116,074)
Earnings attributable to common shareholders plus assumed conversion, value	52,689
Earnings attributable to common shareholders, share	62,923,240
Share-based compensation, shares	238,000
Contingent consideration, share	1,236,000
Shares held in escrow, share	545,000
Earnings attributable to common shareholders plus assumed conversion, share	64,942,240	69,217,000	68,195,000
Earnings attributable to common shareholders, per share	$ 0.84
Earnings attributable to common shareholders plus assumed conversion, per share	$ 0.81	$ (2.04)	$ (1.7)
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(34,195)	(30,295)	(26,918)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(34,112)	(28,497)
Series D Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(309)
Series B Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends		$ 1,060	$ (1,409)

Share-based compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended
	Jan. 27, 2012	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Phantom share units [Member]	Dec. 31, 2011 Phantom share units [Member]	Dec. 31, 2010 Phantom share units [Member]	Dec. 31, 2012 Restricted stock [Member]	Dec. 31, 2011 Restricted stock [Member]	Dec. 31, 2010 Restricted stock [Member]	Dec. 07, 2012 SARs [Member]	Dec. 31, 2012 SARs [Member]	Dec. 31, 2011 SARs [Member]	Dec. 31, 2010 SARs [Member]	Dec. 31, 2012 Other Stock Based Awards [Member]	Dec. 31, 2011 Other Stock Based Awards [Member]	Dec. 31, 2010 Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		2,000,000	2,000,000
Expiration period of plan, years		10
Remaining shares left for issuance under this plan		884,319	987,972
Vesting period					3 years			1 year
Outstanding phantom share units vested and available for exchange					340,000	167,000
Company granted stock appreciation rights		5,674,148			40,000	190,000	177,000	63,653	43,200	53,104	5,674,148
Share-based compensation expenses					$ 750,000	$ 750,000		$ 2,838,000	$ 2,528,000	$ 2,670,000		$ 440,000			$ 246,000
Total fair value of shares vested		563,000	462,000	542,000
Total unrecognized compensation costs relating to unvested share-based compensation awards		12,519,000	2,516,000
Expected to be recognized over a weighted average period		15 months
Additional paid in capital on acquisition date	$ 1,160,000

Share-based compensation - Summary of Outstanding Restricted Shares and Phantom Share Units (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,674,148
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	43,200	45,904	44,374
Granted	63,653	43,200	53,104
Vested	(43,200)	(45,904)	(51,574)
Ending balance, Number of shares	63,653	43,200	45,904
Beginning balance, W.A. grant date FV	$ 13.04	$ 10.06	$ 10.66
Granted	$ 14.17	$ 13.04	$ 10
Vested	$ 13.04	$ 10.06	$ 10.51
Ending balance, W.A. grant date FV	$ 14.17	$ 13.04	$ 10.06
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	534,000	344,000	272,000
Granted	40,000	190,000	177,000
Exchanged for common shares, Number of shares			(105,000)
Ending balance, Number of shares	574,000	534,000	344,000
Beginning balance, W.A. grant date FV	$ 12.72	$ 11.22	$ 13.72
Granted	$ 17.68	$ 15.43	$ 10.22
Exchanged for common shares, W.A grant date FV			$ 16.01
Ending balance, W.A. grant date FV	$ 13.07	$ 12.72	$ 11.22

Share-based Compensation - Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term	1 year 6 months
Expected volatility	40.12%
Dividend yield	5.74%
Average risk free rate	0.47%
Number of SARs	5,674,148
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	1,846,154
Base price	21.5
Expiration date	Dec 7, 2015
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	1,898,734
Base price	24
Expiration date	Dec 7, 2016
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	1,929,260
Base price	26.5
Expiration date	Dec 7, 2017

Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Due to related parties (note 4)		$ 1,816
Accrued interest	20,656	19,592
Other accrued liabilities	29,341	25,992
Accounts payable and accrued liabilities, Total	$ 49,997	$ 47,400

Other information - Schedule of Cash Flow, Supplemental Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest paid on debt	$ 64,123	$ 33,947	$ 11,881
Interest received	634	815	60
Undrawn credit facility fee paid	900	1,813	2,311
Non-cash transactions:
Dividend reinvestment	7,168	13,039	7,700
Other long-term liabilities for vessels under construction	84,787	108,374	107,214
Long-term debt for vessels under construction	71,400
Acquisition of the Manager excluding cash received	82,607
Settlement of debt on vessel transfer	52,104
Series A Preferred Shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares	$ 34,195	$ 30,295	$ 26,918

Commitments and contingent obligations - Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installment Payments for Vessels (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Contingencies And Commitments [Line Items]
2013	$ 50,600
2014	209,440
Purchase obligations for additional vessels	$ 260,040

Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Line Items]
Percentage of future minimum revenues utilization	100.00%
2013	$ 668,887
2014	694,175
2015	694,452
2016	665,027
2017	557,683
Thereafter	2,539,602
Future minimum revenues receivable	$ 5,819,826

Commitments and contingent obligations - Schedule of Commitment Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Operating Leases [Line Items]
2013	$ 6,783
2014	6,913
2015	6,954
2016	7,024
2017	7,053
Thereafter	24,239
Operating leases, future minimum payments due	$ 58,966

Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenue	$ 660,794	$ 565,610	$ 407,211
Coscon [Member].
Revenue, Major Customer [Line Items]
Revenue	281,469	168,395	69,502
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	151,658	161,218	158,016
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	76,359	62,519	11,442
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue	58,980	57,406	58,432
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	42,011	42,165	41,963
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 50,317	$ 73,907	$ 67,856

Financial instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair value, long-term debt	$ 2,641,016,000	$ 2,551,222,000
Fair value, other long-term liabilities	631,041,000	610,705,000
Effective date	Mar 2, 2017
Ending date	Mar 2, 2027
Estimated accumulated other comprehensive income expected to be reclassified into earnings	6,313,000
Fair value liability of foreign exchange contract	12,000
Swaps [Member]
Derivative [Line Items]
Derivative, fixed interest rate	5.26%
Derivative, notional amount	106,800,000
Forward contracts [Member]
Derivative [Line Items]
Notional amount on foreign exchange forward contract	7,000,000
Interest rate swaps [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.18%
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb 28, 2014
Ending date	Feb 26, 2021
Interest rate swaps [Member] | Swaps [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	$ 200,000,000

Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Effective date	Mar 2, 2017
Ending date	Mar 2, 2027
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, notional amount	714,500
Effective date	Aug 31, 2007
Ending date	Aug 31, 2017
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.18%
Derivative, notional amount	644,649
Effective date	Jul 16, 2012
Ending date	Jul 15, 2016
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	438,462
Effective date	Sep 6, 2007
Ending date	May 31, 2024
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	200,000
Effective date	Jun 23, 2010
Ending date	Dec 23, 2021
5.0275% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.03%
Derivative, notional amount	111,000
Effective date	May 31, 2007
Ending date	Sep 30, 2015
5.5950% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	106,800
Effective date	Aug 28, 2009
Ending date	Aug 28, 2020
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, notional amount	106,800
Effective date	Jul 3, 2006
Ending date	Feb 26, 2021
5.2000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.20%
Derivative, notional amount	94,080
Effective date	Dec 18, 2006
Ending date	Oct 2, 2015
5.4975% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.50%
Derivative, notional amount	59,700
Effective date	Jul 31, 2012
Ending date	Jul 31, 2019
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, notional amount	24,000
Effective date	Apr 30, 2007
Ending date	May 29, 2020
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Effective date	Aug 31, 2017
Ending date	Nov 28, 2025
Maximum [Member] | 5.6400% [Member]
Derivative [Line Items]
Derivative, notional amount	714,500
Maximum [Member] | 5.1750% [Member]
Derivative [Line Items]
Derivative, notional amount	663,399
Maximum [Member] | 5.4200% [Member]
Derivative [Line Items]
Derivative, notional amount	438,462
Maximum [Member] | 5.6000% [Member]
Derivative [Line Items]
Derivative, notional amount	200,000
Maximum [Member] | 5.0275% [Member]
Derivative [Line Items]
Derivative, notional amount	158,000
Maximum [Member] | 5.5950% [Member]
Derivative [Line Items]
Derivative, notional amount	106,800
Maximum [Member] | 5.2600% [Member]
Derivative [Line Items]
Derivative, notional amount	106,800
Maximum [Member] | 5.2000% [Member]
Derivative [Line Items]
Derivative, notional amount	96,000
Maximum [Member] | 5.4975% [Member]
Derivative [Line Items]
Derivative, notional amount	59,700
Maximum [Member] | 5.1700% [Member]
Derivative [Line Items]
Derivative, notional amount	55,500
Maximum [Member] | 5.8700% [Member]
Derivative [Line Items]
Derivative, notional amount	620,390

Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Effective date	Mar 2, 2017
Ending date	Mar 2, 2027
Swaps [Member]
Derivative [Line Items]
Derivative, notional amount	106,800,000
Derivative, fixed interest rate	5.26%
Interest rate swaps [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb 28, 2014
Ending date	Feb 26, 2021
Derivative, fixed interest rate	1.18%
Interest rate swaps [Member] | Swaps [Member]
Derivative [Line Items]
Derivative, notional amount	200,000,000
Fixed per annum rate swapped for LIBOR	0.50%

Financial instruments - Schedule of Interest Rate Derivatives (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of asset and liability derivatives:
Fair value of financial instruments asset	$ 41,031
Fair value of financial instruments liability	606,740	564,490
Loss recognized in income on derivatives:
Change in fair value of financial instruments	(135,998)	(281,027)	(241,033)
Interest expense [Member]
Loss reclassified from AOCI into income:
Depreciation / Interest expense	(8,310)	(11,670)	(12,797)
Depreciation [Member]
Loss reclassified from AOCI into income:
Depreciation / Interest expense	$ (836)	$ (505)	$ (289)

Subsequent events - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 28, 2013 Subsequent events [Member]	Jan. 30, 2013 Subsequent events [Member] Vessel class 14000 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Vessel class 10000 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Vessel class 4600 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Greater China Intermodal Investments LLC [Member] Vessel class 14000 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Greater China Intermodal Investments LLC [Member] Vessel class 10000 TEU and 4600 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Manager [Member] Vessel class 14000 TEU [Member]	Jan. 30, 2013 Subsequent events [Member] Manager [Member] Vessel class 10000 TEU and 4600 TEU [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Jan. 30, 2013 Series C Preferred Shares [Member] Subsequent events [Member]	Jan. 30, 2013 Series D Preferred Shares [Member] Subsequent events [Member]	Feb. 28, 2013 Common shares [Member] Subsequent events [Member]
Dividends on preferred shares, per share													$ 0.59375	$ 0.25948
Dividends, preferred stock	$ 33,250,000		$ 777,000									$ 22,206,000	$ 8,313,000	$ 806,000
Dividends declared date													Jan 14, 2013	Jan 14, 2013	Feb 7, 2013
Dividends date paid													Jan 30, 2013	Jan 30, 2013	Feb 27, 2013
Dividends date of record													Jan 29, 2013	Jan 29, 2013	Feb 19, 2013
Number of vessels to be constructed					5	4
Capacity of vessel class		4,800			14,000	10,000	4,600
Short-term fixed-rate time charter period					10 years		2 years
Fixed-rate time charter additional period					2 years
Number of vessels retained					3	2	2
Number of vessels acquired								2	4
Number of shares issuable										195,405	312,648
LIBOR-based term loan facility				340,000,000
Dividends on common shares, per share															$ 0.25
Dividends, Common Stock	58,940,000	47,414,000	30,658,000												15,796,000
Dividends distribution was paid in cash	51,772,000	34,375,000	22,958,000												9,174,000
Dividend reinvestment	$ 7,168,000	$ 13,039,000	$ 7,700,000												$ 6,622,000